Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ASSETS, NET [Abstract]
Other Assets, Net

	As of December 31, (in thousands)
	2014	2015
Deferred tax assets, net	$18,704	$12,729
Accrued interest income	2,273	7,925
Employee advance	6,093	2,793
Others	2,020	1,380

Total	$29,090	$24,827